Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000000149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	$ 9,423		$ 9,060	$ 10,532	$ 11,063	$ 12,022	$ 14,113	$ 19,347	$ 18,670	$ 18,741	$ 24,394	$ 26,735
C000000151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		9,552	11,018	11,486	12,383	14,435	19,630	18,799	18,735	24,192	26,322
C000000152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		9,645	11,251	11,856	12,910	15,197	20,885	20,205	20,331	26,512	29,133
C000174003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		964,265	1,124,423	1,184,289	1,289,700	1,517,993	2,085,441	2,017,969	2,031,328	2,649,275	2,911,100
C000000154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000		9,643	11,235	11,818	12,859	15,129	20,785	20,101	20,217	26,355	28,936
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	$ 10,000		$ 10,171	$ 11,946	$ 13,664	$ 14,180	$ 15,999	$ 22,449	$ 22,381	$ 23,037	$ 29,527	$ 33,518